WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 33.8%
COMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 1.4%
AT&T Inc., Senior Notes	2.300%	6/1/27	140,000	$122,568
AT&T Inc., Senior Notes	1.650%	2/1/28	60,000	49,389
AT&T Inc., Senior Notes	4.350%	3/1/29	1,170,000	1,095,047
AT&T Inc., Senior Notes	2.550%	12/1/33	390,000	289,110
AT&T Inc., Senior Notes	5.350%	9/1/40	20,000	18,099
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	9,310
AT&T Inc., Senior Notes	4.350%	6/15/45	68,000	52,738
AT&T Inc., Senior Notes	3.300%	2/1/52	30,000	19,418
AT&T Inc., Senior Notes	3.500%	9/15/53	20,000	13,359
AT&T Inc., Senior Notes	3.550%	9/15/55	296,000	195,049
AT&T Inc., Senior Notes	3.800%	12/1/57	10,000	6,776
AT&T Inc., Senior Notes	3.650%	9/15/59	30,000	19,500
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	290,000	263,768
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	20,000	18,215
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	80,000	67,571
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	144,000	135,596
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	50,000	45,712
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	60,000	51,125
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	80,000	60,128
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	240,000	191,868
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	580,000	445,333
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	110,000	99,305
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	160,000	149,833
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	190,000	124,279
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	460,000	336,958
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	10,000	7,689
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	50,000	39,731
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	100,000	86,626
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	10,000	9,593
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	40,000	30,662
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	270,000	165,837

Total Diversified Telecommunication Services				4,220,192

Entertainment - 0.3%
Walt Disney Co., Senior Notes	6.650%	11/15/37	50,000	54,691
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	70,000	62,716	(a)
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	90,000	77,839	(a)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	520,000	428,464	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	1

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Entertainment - (continued)
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	30,000	$22,500	(a)
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	350,000	255,055	(a)

Total Entertainment				901,265

Interactive Media & Services - 0.0%††
Alphabet Inc., Senior Notes	0.450%	8/15/25	20,000	17,952
Alphabet Inc., Senior Notes	0.800%	8/15/27	40,000	33,789
Alphabet Inc., Senior Notes	1.100%	8/15/30	40,000	30,988
Alphabet Inc., Senior Notes	1.900%	8/15/40	50,000	32,179
Alphabet Inc., Senior Notes	2.050%	8/15/50	30,000	17,718

Total Interactive Media & Services				132,626

Media - 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	10,000	7,933	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	2,050,000	1,599,871	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	230,000	175,826
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	390,000	380,655
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	80,000	71,956
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	100,000	92,170
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	410,000	340,206
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	240,000	194,993
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	40,000	25,471
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	10,000	7,761
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	30,000	24,293

See Notes to Schedule of Investments.

2	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	40,000	$29,422
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	310,000	224,430
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	30,000	27,396
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	70,000	53,078
Comcast Corp., Senior Notes	3.375%	8/15/25	30,000	28,822
Comcast Corp., Senior Notes	3.950%	10/15/25	180,000	175,022
Comcast Corp., Senior Notes	3.150%	3/1/26	80,000	75,428
Comcast Corp., Senior Notes	3.300%	4/1/27	40,000	37,152
Comcast Corp., Senior Notes	4.150%	10/15/28	270,000	255,195
Comcast Corp., Senior Notes	3.400%	4/1/30	50,000	44,033
Comcast Corp., Senior Notes	4.250%	10/15/30	320,000	296,941
Comcast Corp., Senior Notes	3.250%	11/1/39	10,000	7,369
Comcast Corp., Senior Notes	3.750%	4/1/40	40,000	31,548
Comcast Corp., Senior Notes	3.400%	7/15/46	10,000	7,084
Comcast Corp., Senior Notes	4.000%	8/15/47	20,000	15,533
Comcast Corp., Senior Notes	3.969%	11/1/47	440,000	337,737
Comcast Corp., Senior Notes	4.000%	3/1/48	10,000	7,717
Comcast Corp., Senior Notes	3.999%	11/1/49	185,000	142,137
Comcast Corp., Senior Notes	3.450%	2/1/50	50,000	35,064
Comcast Corp., Senior Notes	2.800%	1/15/51	60,000	36,959
Comcast Corp., Senior Notes	2.887%	11/1/51	280,000	175,810
Comcast Corp., Senior Notes	4.049%	11/1/52	580,000	445,899
Comcast Corp., Senior Notes	2.937%	11/1/56	27,000	16,163
Comcast Corp., Senior Notes	4.950%	10/15/58	20,000	17,251
DISH DBS Corp., Senior Notes	5.875%	11/15/24	60,000	53,635
DISH DBS Corp., Senior Notes	7.750%	7/1/26	30,000	23,056
DISH DBS Corp., Senior Notes	5.125%	6/1/29	60,000	35,346
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	30,000	24,634	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	10,000	7,576	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	40,000	34,765
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	160,000	144,723

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	3

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	10,000	$9,534
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	90,000	74,298
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	210,000	180,294	(a)

Total Media				6,032,186

Wireless Telecommunication Services - 1.0%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,500,000	1,129,200	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	60,000	69,668
Sprint Corp., Senior Notes	7.625%	2/15/25	40,000	41,071
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	630,000	602,704
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	20,000	17,924
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	20,000	18,483
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	60,000	49,661
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	60,000	51,930
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	310,000	275,164
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	50,000	39,659
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	50,000	40,360
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	130,000	109,450
T-Mobile USA Inc., Senior Notes	2.700%	3/15/32	490,000	383,239
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	20,000	13,404
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	160,000	105,907
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	200,000	154,788	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	100,000	94,249

Total Wireless Telecommunication Services				3,196,861

TOTAL COMMUNICATION SERVICES				14,483,130

CONSUMER DISCRETIONARY - 2.9%
Automobiles - 1.1%
Ford Motor Co., Senior Notes	3.250%	2/12/32	2,170,000	1,566,859
Ford Motor Co., Senior Notes	6.100%	8/19/32	110,000	97,163
Ford Motor Co., Senior Notes	4.750%	1/15/43	30,000	19,951
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	200,000	178,986
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	340,000	258,135
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	420,000	328,537
General Motors Co., Senior Notes	5.400%	10/2/23	30,000	30,016
General Motors Co., Senior Notes	6.125%	10/1/25	60,000	60,080
General Motors Co., Senior Notes	6.600%	4/1/36	10,000	9,372

See Notes to Schedule of Investments.

4	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - (continued)
General Motors Financial Co. Inc., Senior Notes	3.100%	1/12/32	30,000	$22,667
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	530,000	487,911	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	340,000	293,529	(a)

Total Automobiles				3,353,206

Diversified Consumer Services - 0.0%††
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	70,000	65,964	(a)

Hotels, Restaurants & Leisure - 0.9%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	30,000	26,157	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	30,000	24,719	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	50,000	48,993	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	30,000	28,117	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	30,000	23,026	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	30,000	27,590
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	400,000	377,368
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	360,000	323,267
McDonald’s Corp., Senior Notes	3.300%	7/1/25	60,000	57,739
McDonald’s Corp., Senior Notes	1.450%	9/1/25	10,000	9,128
McDonald’s Corp., Senior Notes	3.700%	1/30/26	150,000	144,781
McDonald’s Corp., Senior Notes	3.500%	3/1/27	20,000	18,970
McDonald’s Corp., Senior Notes	3.500%	7/1/27	90,000	84,191
McDonald’s Corp., Senior Notes	3.600%	7/1/30	250,000	225,204
McDonald’s Corp., Senior Notes	3.625%	9/1/49	10,000	7,302
McDonald’s Corp., Senior Notes	4.200%	4/1/50	300,000	241,185
Sands China Ltd., Senior Notes	5.625%	8/8/25	400,000	363,008
Sands China Ltd., Senior Notes	4.300%	1/8/26	200,000	170,643
Sands China Ltd., Senior Notes	2.800%	3/8/27	200,000	159,207
Sands China Ltd., Senior Notes	3.350%	3/8/29	200,000	148,853
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	80,000	65,234	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	200,000	133,612	(a)

Total Hotels, Restaurants & Leisure				2,708,294

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	5

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Durables - 0.0%††
Newell Brands Inc., Senior Notes	4.100%	4/1/23	47,000	$47,006
Newell Brands Inc., Senior Notes	4.450%	4/1/26	10,000	9,214

Total Household Durables				56,220

Internet & Direct Marketing Retail - 0.7%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	100,000	90,810
Amazon.com Inc., Senior Notes	3.300%	4/13/27	30,000	28,361
Amazon.com Inc., Senior Notes	1.200%	6/3/27	300,000	256,574
Amazon.com Inc., Senior Notes	3.150%	8/22/27	130,000	121,316
Amazon.com Inc., Senior Notes	3.450%	4/13/29	70,000	64,767
Amazon.com Inc., Senior Notes	1.500%	6/3/30	60,000	47,400
Amazon.com Inc., Senior Notes	2.100%	5/12/31	50,000	40,631
Amazon.com Inc., Senior Notes	3.600%	4/13/32	440,000	400,519
Amazon.com Inc., Senior Notes	3.875%	8/22/37	80,000	69,676
Amazon.com Inc., Senior Notes	4.950%	12/5/44	50,000	47,912
Amazon.com Inc., Senior Notes	4.050%	8/22/47	90,000	76,178
Amazon.com Inc., Senior Notes	2.500%	6/3/50	400,000	250,969
Amazon.com Inc., Senior Notes	3.100%	5/12/51	190,000	133,615
Amazon.com Inc., Senior Notes	4.250%	8/22/57	20,000	16,713
Prosus NV, Senior Notes	3.061%	7/13/31	600,000	412,843	(a)

Total Internet & Direct Marketing Retail				2,058,284

Multiline Retail - 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	10,000	9,990

Specialty Retail - 0.1%
Home Depot Inc., Senior Notes	2.500%	4/15/27	60,000	54,569
Home Depot Inc., Senior Notes	3.900%	12/6/28	10,000	9,513
Home Depot Inc., Senior Notes	3.300%	4/15/40	220,000	168,811
Home Depot Inc., Senior Notes	3.900%	6/15/47	10,000	7,977
Home Depot Inc., Senior Notes	3.350%	4/15/50	180,000	129,391
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	40,000	37,455
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	110,000	84,362

Total Specialty Retail				492,078

Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	10,000	9,549	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	50,000	45,017	(a)
NIKE Inc., Senior Notes	2.750%	3/27/27	70,000	64,381
NIKE Inc., Senior Notes	2.850%	3/27/30	80,000	69,582

See Notes to Schedule of Investments.

6	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Textiles, Apparel & Luxury Goods - (continued)
NIKE Inc., Senior Notes	3.250%	3/27/40	40,000	$30,866
NIKE Inc., Senior Notes	3.375%	3/27/50	110,000	81,216

Total Textiles, Apparel & Luxury Goods				300,611

TOTAL CONSUMER DISCRETIONARY				9,044,647

CONSUMER STAPLES - 1.4%
Beverages - 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	590,000	567,326
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	380,000	331,145
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	70,000	66,606
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	90,000	87,766
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	40,000	35,769
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	100,000	84,981
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	20,000	16,621
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	240,000	226,381
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	140,000	115,624
Coca-Cola Co., Senior Notes	3.375%	3/25/27	60,000	57,319
Coca-Cola Co., Senior Notes	1.450%	6/1/27	90,000	77,891
Coca-Cola Co., Senior Notes	2.600%	6/1/50	40,000	25,857
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	50,000	48,950
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	70,000	67,250
Constellation Brands Inc., Senior Notes	2.250%	8/1/31	90,000	69,239
PepsiCo Inc., Senior Notes	0.750%	5/1/23	100,000	98,136
PepsiCo Inc., Senior Notes	2.250%	3/19/25	10,000	9,468
PepsiCo Inc., Senior Notes	2.625%	3/19/27	10,000	9,188
PepsiCo Inc., Senior Notes	1.625%	5/1/30	80,000	64,243
PepsiCo Inc., Senior Notes	2.875%	10/15/49	30,000	21,120

Total Beverages				2,080,880

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	7

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food & Staples Retailing - 0.0%††
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	90,000	$72,258
Walmart Inc., Senior Notes	1.500%	9/22/28	50,000	41,872
Walmart Inc., Senior Notes	1.800%	9/22/31	20,000	15,924

Total Food & Staples Retailing				130,054

Food Products - 0.3%
Danone SA, Senior Notes	2.589%	11/2/23	220,000	215,176	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	20,000	18,175
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	90,000	81,136
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	20,000	18,242
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	10,000	10,326
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	30,000	26,126
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	80,000	69,751
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	70,000	54,568
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	50,000	41,323
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	170,000	153,290
Mondelez International Inc., Senior Notes	1.500%	5/4/25	160,000	146,416

Total Food Products				834,529

Household Products - 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	20,000	18,626
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	50,000	44,847

Total Household Products				63,473

Tobacco - 0.4%
Altria Group Inc., Senior Notes	2.350%	5/6/25	20,000	18,546
Altria Group Inc., Senior Notes	4.400%	2/14/26	32,000	30,825
Altria Group Inc., Senior Notes	4.800%	2/14/29	13,000	12,014
Altria Group Inc., Senior Notes	2.450%	2/4/32	240,000	169,739
Altria Group Inc., Senior Notes	3.875%	9/16/46	40,000	25,382
Altria Group Inc., Senior Notes	5.950%	2/14/49	410,000	340,605
BAT Capital Corp., Senior Notes	3.557%	8/15/27	150,000	131,926
BAT Capital Corp., Senior Notes	4.540%	8/15/47	170,000	113,012
Cargill Inc., Senior Notes	1.375%	7/23/23	80,000	77,956	(a)
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	140,000	139,699
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	60,000	58,804
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	40,000	30,434

See Notes to Schedule of Investments.

8	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - (continued)
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	10,000	$7,346
Reynolds American Inc., Senior Notes	5.850%	8/15/45	80,000	62,945

Total Tobacco				1,219,233

TOTAL CONSUMER STAPLES				4,328,169

ENERGY - 5.0%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	2,000	1,928
Halliburton Co., Senior Notes	4.850%	11/15/35	20,000	17,492
Halliburton Co., Senior Notes	5.000%	11/15/45	10,000	8,333

Total Energy Equipment & Services				27,753

Oil, Gas & Consumable Fuels - 5.0%
Apache Corp., Senior Notes	7.750%	12/15/29	40,000	41,078
Apache Corp., Senior Notes	5.100%	9/1/40	160,000	129,530
Apache Corp., Senior Notes	5.250%	2/1/42	10,000	8,168
Apache Corp., Senior Notes	4.750%	4/15/43	10,000	7,479
Apache Corp., Senior Notes	4.250%	1/15/44	90,000	64,001
Apache Corp., Senior Notes	5.350%	7/1/49	40,000	31,573
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	190,000	180,705
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	60,000	53,966
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	250,000	162,879
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	20,000	16,506	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	440,000	347,127	(a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	950,000	873,701
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	20,000	16,810
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	120,000	92,386
Chevron Corp., Senior Notes	1.554%	5/11/25	90,000	83,256
Chevron Corp., Senior Notes	2.954%	5/16/26	30,000	28,259
Chevron Corp., Senior Notes	1.995%	5/11/27	40,000	35,498
Chevron Corp., Senior Notes	3.078%	5/11/50	10,000	7,107
Chevron USA Inc., Senior Notes	3.850%	1/15/28	40,000	38,051
Chevron USA Inc., Senior Notes	3.250%	10/15/29	10,000	9,020
Continental Resources Inc., Senior Notes	4.500%	4/15/23	10,000	9,962
Continental Resources Inc., Senior Notes	3.800%	6/1/24	40,000	38,876
Continental Resources Inc., Senior Notes	2.268%	11/15/26	160,000	136,730	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	120,000	107,947

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	9

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	70,000	$63,427	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	70,000	50,085
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	190,000	176,346	(a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	110,000	101,824	(a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	20,000	18,316	(a)
Devon Energy Corp., Senior Notes	8.250%	8/1/23	70,000	71,669
Devon Energy Corp., Senior Notes	5.850%	12/15/25	150,000	151,462
Devon Energy Corp., Senior Notes	4.500%	1/15/30	40,000	36,461
Devon Energy Corp., Senior Notes	5.600%	7/15/41	230,000	206,585
Devon Energy Corp., Senior Notes	4.750%	5/15/42	30,000	24,500
Devon Energy Corp., Senior Notes	5.000%	6/15/45	340,000	283,787
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	160,000	147,773
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	70,000	60,514
Ecopetrol SA, Senior Notes	5.875%	5/28/45	590,000	358,177
Energy Transfer LP, Junior Subordinated Notes (6.250% to 2/15/23 then 3 mo. USD LIBOR + 4.028%)	6.250%	2/15/23	40,000	32,850	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	50,000	43,680	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	100,000	86,780	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	60,000	49,443	(b)(c)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	70,000	65,325
Energy Transfer LP, Senior Notes	4.950%	6/15/28	40,000	37,327
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	28,253
Energy Transfer LP, Senior Notes	3.750%	5/15/30	370,000	313,736
Energy Transfer LP, Senior Notes	5.300%	4/1/44	10,000	8,033
Energy Transfer LP, Senior Notes	5.400%	10/1/47	10,000	8,123
Energy Transfer LP, Senior Notes	6.250%	4/15/49	270,000	240,324
Energy Transfer LP, Senior Notes	5.000%	5/15/50	160,000	125,416
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	210,000	195,442
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	30,000	25,872
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	420,000	351,352

See Notes to Schedule of Investments.

10	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	20,000	$21,857
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	10,000	8,418
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	10,000	8,259
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	40,000	30,662
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	120,000	84,609
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	40,000	27,701
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	30,000	22,569	(c)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	30,000	29,252
EOG Resources Inc., Senior Notes	4.375%	4/15/30	20,000	19,074
EOG Resources Inc., Senior Notes	3.900%	4/1/35	90,000	77,101
EOG Resources Inc., Senior Notes	4.950%	4/15/50	170,000	158,506
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	10,000	8,569
EQT Corp., Senior Notes	6.125%	2/1/25	10,000	10,027
EQT Corp., Senior Notes	3.900%	10/1/27	260,000	237,139
EQT Corp., Senior Notes	5.000%	1/15/29	30,000	28,052
EQT Corp., Senior Notes	3.625%	5/15/31	100,000	83,519	(a)
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	10,000	9,860
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	320,000	307,206
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	40,000	37,834
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	80,000	72,779
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	40,000	33,150
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	10,000	8,551
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	310,000	231,538
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	159,013	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	20,000	19,713
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	10,000	9,841
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	10,000	8,332
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	60,000	58,576

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	11

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	30,000	$28,127
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	60,000	65,035
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	130,000	113,627
MEG Energy Corp., Senior Notes	5.875%	2/1/29	20,000	17,980	(a)
MPLX LP, Senior Notes	4.800%	2/15/29	10,000	9,318
MPLX LP, Senior Notes	2.650%	8/15/30	110,000	86,338
MPLX LP, Senior Notes	4.500%	4/15/38	120,000	96,871
MPLX LP, Senior Notes	4.700%	4/15/48	320,000	244,689
MPLX LP, Senior Notes	5.500%	2/15/49	80,000	68,118
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	100,000	102,893
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	10,000	10,024
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	90,000	85,463
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	50,000	45,241
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	10,000	9,158
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	70,000	74,831
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	140,000	140,344
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	70,000	67,835
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	70,000	58,120
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	30,000	30,969
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	30,000	24,720
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	70,000	55,932
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	50,000	40,105
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	1,114,000	1,109,193
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	240,000	247,500
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	30,000	25,026
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	100,000	78,219
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	150,000	135,292
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	20,000	17,507
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	30,000	22,981
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	270,000	208,396
Range Resources Corp., Senior Notes	5.000%	3/15/23	113,000	112,781
Range Resources Corp., Senior Notes	4.875%	5/15/25	40,000	37,761
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	260,000	163,456	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	230,000	230,965

See Notes to Schedule of Investments.

12	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	140,000	$130,550
Shell International Finance BV, Senior Notes	2.750%	4/6/30	80,000	68,379
Shell International Finance BV, Senior Notes	4.550%	8/12/43	10,000	8,694
Shell International Finance BV, Senior Notes	4.375%	5/11/45	160,000	134,839
Shell International Finance BV, Senior Notes	4.000%	5/10/46	40,000	31,941
Shell International Finance BV, Senior Notes	3.250%	4/6/50	80,000	56,439
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	50,000	54,698
Southwestern Energy Co., Senior Notes	5.700%	1/23/25	1,400,000	1,372,525
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	20,000	18,064
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	50,000	42,015
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	10,000	8,526	(a)
Targa Resources Corp., Senior Notes	5.200%	7/1/27	190,000	183,063
Targa Resources Corp., Senior Notes	4.200%	2/1/33	80,000	66,751
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	20,000	18,543
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	20,000	17,995
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	150,000	129,249
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	10,000	8,267
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	380,000	311,599	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	60,000	46,766	(a)
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	70,000	65,343
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	20,000	18,129

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	13

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	440,000	$377,300
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	10,000	8,246
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	50,000	40,540
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	50,000	40,443
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.100%)	3.555%	1/13/23	30,000	29,781	(c)
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	50,000	49,965
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	200,000	184,711
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	40,000	34,023
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	30,000	32,250
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	160,000	174,163
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	110,000	91,338

Total Oil, Gas & Consumable Fuels				15,415,154

TOTAL ENERGY				15,442,907

FINANCIALS - 10.5%
Banks - 7.1%
Banco Santander SA, Senior Notes	3.848%	4/12/23	400,000	397,167
Banco Santander SA, Senior Notes	2.746%	5/28/25	600,000	549,284
Bank of America Corp., Senior Notes	3.300%	1/11/23	90,000	89,790
Bank of America Corp., Senior Notes	3.500%	4/19/26	150,000	141,059
Bank of America Corp., Senior Notes	5.000%	1/21/44	150,000	130,049
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	240,000	183,821	(c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	290,000	230,279	(c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	100,000	78,300	(c)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	323,000	321,324	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	861,000	765,614	(c)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	190,000	188,550	(c)

See Notes to Schedule of Investments.

14	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	130,000	$117,539	(c)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	90,000	87,617	(c)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	50,000	37,185	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	110,000	98,052	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	430,000	325,219	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	160,000	126,555	(c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	70,000	65,678	(c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	750,000	672,772	(c)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	130,000	125,938
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	40,000	38,584
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	700,000	665,810
Bank of Montreal, Senior Notes	1.850%	5/1/25	160,000	147,381
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	30,000	26,052	(c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	80,000	72,034
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	200,000	168,029	(c)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	200,000	180,260	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	400,000	359,975	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	360,000	354,605	(a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	200,000	185,087	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	80,000	77,835

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	15

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	20,000	$18,701	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	43,835
Citigroup Inc., Senior Notes	4.650%	7/30/45	275,000	222,748
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	90,000	88,095	(c)
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	660,000	501,176	(c)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	530,000	417,620	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	70,000	65,659	(c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	880,000	738,806	(c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	110,000	98,845	(c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	120,000	114,137	(c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	110,000	101,357	(c)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	20,000	19,865
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	10,000	9,731
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	80,000	75,805
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	990,000	917,968
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	170,000	153,658
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	13,000	11,369
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	70,000	55,997
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	250,000	239,131
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	760,000	629,268	(a)(c)
Credit Agricole SA, Senior Notes (1.907%to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	250,000	223,729	(a)(c)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	186,078	(a)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	500,000	445,664	(a)(c)
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	420,000	394,057

See Notes to Schedule of Investments.

16	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
HSBC Holdings PLC, Senior Notes (2.099%to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	430,000	$385,434	(c)
HSBC Holdings PLC, Senior Notes (3.973%to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	250,000	211,883	(c)
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	200,000	164,462	(c)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	200,000	198,916	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	470,000	438,581	(a)
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	240,000	234,373	(c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	630,000	574,372	(c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	80,000	63,344	(c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	260,000	197,593	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then SOFR + 2.460%)	3.109%	4/22/41	190,000	131,941	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	40,000	25,361	(c)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	300,000	265,776	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	220,000	216,590	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	140,000	127,598	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	60,000	55,002	(c)
JPMorgan Chase & Co., Senior Notes (4.586% to 4/26/32 then SOFR + 1.800%)	4.586%	4/26/33	460,000	414,591	(c)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	60,000	58,729
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	50,000	46,932
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	30,000	25,133

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	17

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	400,000	$351,310	(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	200,000	191,601	(c)
NatWest Group PLC, Senior Notes (4.519%to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	197,689	(c)
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	200,000	197,238
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	80,000	72,281
Santander Holdings USA Inc., Senior Notes	4.500%	7/17/25	70,000	67,019
Swedbank AB, Senior Notes	1.300%	6/2/23	400,000	390,616	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	150,000	145,958
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	80,000	71,980
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	280,000	256,051
US Bancorp, Senior Notes	1.450%	5/12/25	180,000	165,435
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	60,000	59,107
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	530,000	480,969
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	210,000	193,368
Wells Fargo & Co., Senior Notes (2.188%to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	150,000	137,122	(c)
Wells Fargo & Co., Senior Notes (3.350%to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	50,000	40,614	(c)
Wells Fargo & Co., Senior Notes (4.478%to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	260,000	238,132	(c)
Wells Fargo & Co., Senior Notes (4.611%to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	830,000	675,566	(c)
Wells Fargo & Co., Senior Notes (5.013%to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	970,000	839,876	(c)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	50,000	47,624
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	60,000	56,161
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	220,000	175,417
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	300,000	246,213
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	40,000	30,604
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	170,000	136,367

Total Banks				22,081,672

See Notes to Schedule of Investments.

18	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 2.5%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	50,000	$46,237
Credit Suisse AG, Senior Notes	2.950%	4/9/25	520,000	478,806
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	590,000	580,194	(a)(b)(c)
Credit Suisse Group AG, Senior Notes	4.550%	4/17/26	250,000	230,294
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	196,948	(a)(c)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	100,000	99,521
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	40,000	39,123
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	190,000	182,774
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	270,000	258,201
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	270,000	249,829
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	99,581
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,000	16,723
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	1,630,000	1,251,272	(c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	370,000	238,729	(c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	40,000	36,443	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	150,000	135,818	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	160,000	142,080	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	260,000	236,678	(c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	20,000	13,608	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	100,000	96,626
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	190,000	189,760
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	140,000	117,252
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	360,000	336,269

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	19

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	50,000	$44,349
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	480,000	440,608	(c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	660,000	505,096	(c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	270,000	233,618	(c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	230,000	207,162	(c)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	60,000	43,082	(c)
UBS AG, Senior Notes	4.500%	6/26/48	400,000	325,743	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	350,000	332,045	(a)(b)(c)
UBS Group AG, Senior Notes	4.253%	3/23/28	500,000	460,677	(a)

Total Capital Markets				7,865,146

Consumer Finance - 0.1%
American Express Co., Senior Notes	3.375%	5/3/24	110,000	107,322
American Express Co., Senior Notes	4.050%	5/3/29	170,000	156,637

Total Consumer Finance				263,959

Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust, Senior Notes	2.450%	10/29/26	1,100,000	929,329
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	840,000	632,754
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	10,000	9,943	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	50,000	48,982	(a)
USAA Capital Corp., Senior Notes	2.125%	5/1/30	150,000	120,727	(a)
Vanguard Group Inc.	3.050%	8/22/50	120,000	80,252	(d)(e)

Total Diversified Financial Services				1,821,987

Insurance - 0.2%
American International Group Inc., Senior Notes	2.500%	6/30/25	40,000	37,358
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	280,000	233,676
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	30,000	26,980	(a)

See Notes to Schedule of Investments.

20	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	60,000	$53,824	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	30,000	26,984	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	8,000	8,736	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	360,000	316,578	(a)

Total Insurance				704,136

TOTAL FINANCIALS				32,736,900

HEALTH CARE - 3.6%
Biotechnology - 0.9%
AbbVie Inc., Senior Notes	2.300%	11/21/22	300,000	299,293
AbbVie Inc., Senior Notes	3.750%	11/14/23	20,000	19,787
AbbVie Inc., Senior Notes	2.600%	11/21/24	350,000	333,330
AbbVie Inc., Senior Notes	3.800%	3/15/25	170,000	164,799
AbbVie Inc., Senior Notes	3.600%	5/14/25	480,000	461,192
AbbVie Inc., Senior Notes	2.950%	11/21/26	70,000	64,200
AbbVie Inc., Senior Notes	3.200%	11/21/29	820,000	718,530
AbbVie Inc., Senior Notes	4.875%	11/14/48	10,000	8,817
AbbVie Inc., Senior Notes	4.250%	11/21/49	100,000	80,405
Amgen Inc., Senior Notes	4.663%	6/15/51	29,000	24,465
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	50,000	48,279
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	150,000	142,724
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	43,677
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.375%	3/24/29	260,000	227,034	(a)

Total Biotechnology				2,636,532

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	86,000	83,511
Abbott Laboratories, Senior Notes	4.750%	11/30/36	230,000	224,804
Abbott Laboratories, Senior Notes	4.900%	11/30/46	40,000	38,448
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	68,000	66,133
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	9,000	8,700
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	8,000	6,857
Danaher Corp., Senior Notes	2.800%	12/10/51	100,000	64,630
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	200,000	131,053	(a)

Total Health Care Equipment & Supplies				624,136

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	21

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - 1.4%
Aetna Inc., Senior Notes	2.800%	6/15/23	30,000	$29,624
Centene Corp., Senior Notes	4.250%	12/15/27	50,000	45,841
Centene Corp., Senior Notes	4.625%	12/15/29	80,000	72,076
Centene Corp., Senior Notes	3.375%	2/15/30	10,000	8,197
Centene Corp., Senior Notes	3.000%	10/15/30	10,000	7,941
Cigna Corp., Senior Notes	3.750%	7/15/23	69,000	68,522
Cigna Corp., Senior Notes	4.125%	11/15/25	70,000	68,062
Cigna Corp., Senior Notes	4.375%	10/15/28	310,000	293,029
Cigna Corp., Senior Notes	4.900%	12/15/48	20,000	17,319
Cigna Corp., Senior Notes	3.400%	3/15/50	220,000	149,221
CVS Health Corp., Senior Notes	3.875%	7/20/25	160,000	155,292
CVS Health Corp., Senior Notes	3.625%	4/1/27	30,000	28,102
CVS Health Corp., Senior Notes	4.300%	3/25/28	136,000	128,509
CVS Health Corp., Senior Notes	3.750%	4/1/30	400,000	356,317
CVS Health Corp., Senior Notes	1.875%	2/28/31	20,000	15,269
CVS Health Corp., Senior Notes	2.125%	9/15/31	80,000	61,773
CVS Health Corp., Senior Notes	4.125%	4/1/40	20,000	15,965
CVS Health Corp., Senior Notes	5.125%	7/20/45	150,000	131,685
CVS Health Corp., Senior Notes	5.050%	3/25/48	690,000	609,273
Elevance Health Inc., Senior Notes	2.950%	12/1/22	90,000	89,825
Elevance Health Inc., Senior Notes	3.350%	12/1/24	50,000	48,127
Elevance Health Inc., Senior Notes	3.650%	12/1/27	220,000	205,190
Elevance Health Inc., Senior Notes	4.100%	5/15/32	180,000	162,879
Elevance Health Inc., Senior Notes	4.550%	5/15/52	70,000	59,268
HCA Inc., Senior Notes	5.375%	2/1/25	20,000	19,784
HCA Inc., Senior Notes	5.250%	4/15/25	30,000	29,419
HCA Inc., Senior Notes	5.250%	6/15/26	30,000	29,024
HCA Inc., Senior Notes	5.375%	9/1/26	60,000	58,208
HCA Inc., Senior Notes	4.500%	2/15/27	40,000	37,397
HCA Inc., Senior Notes	5.625%	9/1/28	100,000	95,461
HCA Inc., Senior Notes	3.500%	9/1/30	90,000	74,511
HCA Inc., Senior Notes	5.500%	6/15/47	30,000	25,431
Humana Inc., Senior Notes	4.500%	4/1/25	20,000	19,736
Humana Inc., Senior Notes	3.950%	3/15/27	500,000	469,484
Humana Inc., Senior Notes	2.150%	2/3/32	30,000	22,841
Tenet Healthcare Corp., Senior Secured Notes	4.375%	1/15/30	10,000	8,369	(a)
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	10,000	9,993
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	30,000	29,822

See Notes to Schedule of Investments.

22	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	40,000	$38,917
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	20,000	17,859
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	60,000	56,328
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	130,000	121,262
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	30,000	24,178
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	20,000	16,127
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	90,000	83,675
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	20,000	16,630
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	17,119
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	100,000	75,893
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	30,000	19,792
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	300,000	209,080
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	50,000	37,388
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	10,000	6,431

Total Health Care Providers & Services				4,497,465

Pharmaceuticals - 1.1%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	90,000	33,768	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	20,000	7,694	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	10,000	7,960	(a)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	71,000	68,918
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	105,000	99,481
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	158,000	143,439
Johnson & Johnson, Senior Notes	0.550%	9/1/25	50,000	44,672
Johnson & Johnson, Senior Notes	0.950%	9/1/27	110,000	93,237
Johnson & Johnson, Senior Notes	2.100%	9/1/40	360,000	240,526
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	50,000	39,175
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	170,000	111,244
Pfizer Inc., Senior Notes	0.800%	5/28/25	120,000	109,101
Pfizer Inc., Senior Notes	2.625%	4/1/30	200,000	172,129
Pfizer Inc., Senior Notes	1.700%	5/28/30	70,000	56,008
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	100,000	99,253
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	120,000	116,123
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	2,040,000	1,676,564

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	23

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	460,000	$380,588
Wyeth LLC, Senior Notes	5.950%	4/1/37	10,000	10,544

Total Pharmaceuticals				3,510,424

TOTAL HEALTH CARE				11,268,557

INDUSTRIALS - 3.0%
Aerospace & Defense - 1.1%
Boeing Co., Senior Notes	4.875%	5/1/25	400,000	390,687
Boeing Co., Senior Notes	2.196%	2/4/26	110,000	97,716
Boeing Co., Senior Notes	3.100%	5/1/26	20,000	18,281
Boeing Co., Senior Notes	2.700%	2/1/27	40,000	34,747
Boeing Co., Senior Notes	2.800%	3/1/27	50,000	43,992
Boeing Co., Senior Notes	3.200%	3/1/29	130,000	108,709
Boeing Co., Senior Notes	5.150%	5/1/30	390,000	361,227
Boeing Co., Senior Notes	3.250%	2/1/35	260,000	184,043
Boeing Co., Senior Notes	3.550%	3/1/38	20,000	13,735
Boeing Co., Senior Notes	5.705%	5/1/40	190,000	166,433
Boeing Co., Senior Notes	3.750%	2/1/50	80,000	52,300
Boeing Co., Senior Notes	5.805%	5/1/50	470,000	409,478
Boeing Co., Senior Notes	5.930%	5/1/60	40,000	34,351
General Dynamics Corp., Senior Notes	3.250%	4/1/25	20,000	19,338
General Dynamics Corp., Senior Notes	3.500%	5/15/25	20,000	19,479
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	8,786
General Dynamics Corp., Senior Notes	4.250%	4/1/50	30,000	26,108
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	60,000	53,198
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	30,000	29,027
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	50,000	46,419
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	30,000	27,544
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	270,000	226,643
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	150,000	143,164
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	180,000	164,005
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	220,000	210,746
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	40,000	38,967
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	80,000	78,150
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	130,000	121,571
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	70,000	56,675
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	260,000	223,174

Total Aerospace & Defense				3,408,693

See Notes to Schedule of Investments.

24	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 0.7%
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	30,000	$29,738
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	60,000	55,656
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	100,000	101,250
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	850,000	856,389	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	90,000	87,413	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	80,000	74,618	(a)
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	810,000	715,631	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	85,500	83,845	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	60,000	60,428	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	60,000	53,654	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	80,000	66,398	(a)

Total Airlines				2,185,020

Building Products - 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	20,000	15,386	(a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	10,000	6,941

Total Building Products				22,327

Commercial Services & Supplies - 0.1%
ADT Security Corp., Senior Secured Notes	4.125%	8/1/29	10,000	8,321	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	10,000	8,931	(a)
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	160,000	151,871
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	50,000	46,995	(a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	80,000	76,447

Total Commercial Services & Supplies				292,565

Electrical Equipment - 0.0%††
Eaton Corp., Senior Notes	4.150%	11/2/42	20,000	16,494
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	30,000	24,195	(a)

Total Electrical Equipment				40,689

Industrial Conglomerates - 0.1%
3M Co., Senior Notes	2.375%	8/26/29	80,000	65,666
3M Co., Senior Notes	3.050%	4/15/30	120,000	102,176

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	25

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - (continued)
3M Co., Senior Notes	3.700%	4/15/50	100,000	$72,986
General Electric Co., Senior Notes	6.750%	3/15/32	33,000	35,692
Honeywell International Inc., Senior Notes	1.350%	6/1/25	60,000	55,292

Total Industrial Conglomerates				331,812

Machinery - 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	10,000	8,913
Deere & Co., Senior Notes	3.750%	4/15/50	100,000	81,930
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	110,000	101,869

Total Machinery				192,712

Road & Rail - 0.2%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	100,000	65,574
Canadian Pacific Railway Co., Senior Notes	3.000%	12/2/41	40,000	28,431
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	200,000	131,867
Union Pacific Corp., Senior Notes	3.750%	7/15/25	70,000	68,328
Union Pacific Corp., Senior Notes	2.891%	4/6/36	190,000	145,146
Union Pacific Corp., Senior Notes	3.839%	3/20/60	370,000	276,022
Union Pacific Corp., Senior Notes	3.750%	2/5/70	40,000	28,080
XPO Logistics Inc., Senior Notes	6.250%	5/1/25	10,000	10,042	(a)

Total Road & Rail				753,490

Trading Companies & Distributors - 0.7%
Air Lease Corp., Senior Notes	3.375%	7/1/25	220,000	205,187
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,120,000	881,558	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	20,000	17,938
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	20,000	18,381
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	90,644
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	1,090,000	888,775
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	60,000	47,229

Total Trading Companies & Distributors				2,149,712

TOTAL INDUSTRIALS				9,377,020

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.0%††
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	40,000	36,892	(a)

See Notes to Schedule of Investments.

26	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
IT Services - 0.2%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	200,000	$194,669
Mastercard Inc., Senior Notes	3.850%	3/26/50	20,000	16,157
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	70,000	64,518
Visa Inc., Senior Notes	3.150%	12/14/25	220,000	210,234
Visa Inc., Senior Notes	4.300%	12/14/45	190,000	165,895

Total IT Services				651,473

Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc., Senior Notes	3.137%	11/15/35	540,000	379,512	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	40,000	39,006
Intel Corp., Senior Notes	1.600%	8/12/28	220,000	181,829
Intel Corp., Senior Notes	4.750%	3/25/50	70,000	60,593
Intel Corp., Senior Notes	3.050%	8/12/51	30,000	19,343
NVIDIA Corp., Senior Notes	2.850%	4/1/30	140,000	120,203
NVIDIA Corp., Senior Notes	3.500%	4/1/40	110,000	85,733
NVIDIA Corp., Senior Notes	3.500%	4/1/50	520,000	382,299
NVIDIA Corp., Senior Notes	3.700%	4/1/60	70,000	50,307
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	50,000	46,417
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	50,000	40,136

Total Semiconductors & Semiconductor Equipment				1,405,378

Software - 0.6%
Microsoft Corp., Senior Notes	2.875%	2/6/24	200,000	196,089
Microsoft Corp., Senior Notes	2.700%	2/12/25	70,000	67,245
Microsoft Corp., Senior Notes	2.400%	8/8/26	80,000	74,141
Microsoft Corp., Senior Notes	3.300%	2/6/27	220,000	209,880
Microsoft Corp., Senior Notes	3.450%	8/8/36	5,000	4,393
Microsoft Corp., Senior Notes	2.525%	6/1/50	110,000	72,286
Microsoft Corp., Senior Notes	2.921%	3/17/52	245,000	173,347
Microsoft Corp., Senior Notes	2.675%	6/1/60	8,000	5,057
Microsoft Corp., Senior Notes	3.041%	3/17/62	42,000	28,807
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	10,000	8,003	(a)
Open Text Holdings Inc., Senior Notes	4.125%	12/1/31	10,000	7,547	(a)
Oracle Corp., Senior Notes	1.650%	3/25/26	430,000	377,149
Oracle Corp., Senior Notes	2.950%	4/1/30	10,000	8,072
Oracle Corp., Senior Notes	2.875%	3/25/31	240,000	189,561
Salesforce Inc., Senior Notes	3.250%	4/11/23	50,000	49,778
Salesforce Inc., Senior Notes	3.700%	4/11/28	30,000	28,472
Workday Inc., Senior Notes	3.500%	4/1/27	40,000	37,058

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	27

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
Workday Inc., Senior Notes	3.700%	4/1/29	160,000	$143,691
Workday Inc., Senior Notes	3.800%	4/1/32	400,000	347,658

Total Software				2,028,234

Technology Hardware, Storage & Peripherals - 0.1%
Apple Inc., Senior Notes	1.125%	5/11/25	290,000	266,318
Apple Inc., Senior Notes	2.450%	8/4/26	100,000	92,298

Total Technology Hardware, Storage & Peripherals				358,616

TOTAL INFORMATION TECHNOLOGY				4,480,593

MATERIALS - 1.1%
Chemicals - 0.1%
OCP SA, Senior Notes	3.750%	6/23/31	200,000	152,439	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	300,000	218,842	(a)

Total Chemicals				371,281

Containers & Packaging - 0.0%††
Ball Corp., Senior Notes	3.125%	9/15/31	80,000	60,475

Metals & Mining - 0.8%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	300,000	290,368	(a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	270,000	257,061
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	250,000	237,486
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	220,000	198,491	(a)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	10,000	9,860
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	30,000	26,349
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	40,000	35,612
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	240,000	200,655
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	20,000	19,974	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	60,000	59,702	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	140,000	137,677	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	130,000	128,824	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	310,000	289,207	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	70,000	63,991	(a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	10,000	8,080	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	450,000	395,244
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	10,000	8,842
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	149,000	141,683

Total Metals & Mining				2,509,106

See Notes to Schedule of Investments.

28	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	200,000	$156,997
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	300,000	216,351

Total Paper & Forest Products				373,348

TOTAL MATERIALS				3,314,210

REAL ESTATE - 0.0%††
Equity Real Estate Investment Trusts (REITs) - 0.0%††
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	20,000	16,491	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	20,000	17,317
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	10,000	8,060
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.500%	3/15/31	90,000	62,852

TOTAL REAL ESTATE				104,720

UTILITIES - 0.3%
Electric Utilities - 0.2%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	150,000	117,980	(a)
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	97,000	99,415
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	110,000	104,772
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	30,000	25,967
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	200,000	186,019
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	150,000	126,905
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	40,000	32,391
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	50,000	36,444

Total Electric Utilities				729,893

Multi-Utilities - 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	110,000	96,794
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	90,000	69,519

Total Multi-Utilities				166,313

TOTAL UTILITIES				896,206

TOTAL CORPORATE BONDS & NOTES (Cost - $121,159,736)				105,477,059

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	29

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MORTGAGE-BACKED SECURITIES - 22.9%
FHLMC - 5.8%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/32-1/1/52	832,202	$736,802
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-5/1/52	924,312	845,788
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	6/1/38-9/1/50	2,158,542	2,098,113
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	6/1/41-7/1/52	795,046	781,519
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-1/1/52	2,584,340	2,118,921
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	10/1/41-11/1/41	167,340	133,972
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	2/1/42	382,972	320,536	(f)
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/42-2/1/52	7,985,042	6,774,846
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	5/1/52-7/1/52	692,696	644,975
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.619%)	2.873%	11/1/47	126,912	122,341	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.621%)	3.083%	2/1/50	128,977	124,052	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.628%)	3.008%	11/1/48	258,213	245,377	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	6/1/43	1,548,982	1,475,463
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/45	292,001	269,297
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-5/1/47	1,572,320	1,401,642

Total FHLMC				18,093,644

FNMA - 12.1%
Federal National Mortgage Association (FNMA)	3.450%	3/1/29	19,237	18,197
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	57,352	52,998
Federal National Mortgage Association (FNMA)	3.250%	5/1/29	19,590	18,304
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	38,291	34,789

See Notes to Schedule of Investments.

30	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	2.149%	2/1/32	79,750	$65,958	(c)
Federal National Mortgage Association (FNMA)	3.840%	7/1/32-8/1/32	200,000	189,315
Federal National Mortgage Association (FNMA)	3.740%	9/1/32	100,000	93,700
Federal National Mortgage Association (FNMA)	4.410%	10/1/32	100,000	100,516	(d)(g)
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-5/1/52	3,778,692	3,452,870
Federal National Mortgage Association (FNMA)	5.500%	12/1/34	500,000	495,234	(g)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-6/1/52	8,753,613	7,767,933
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-9/1/61	8,849,890	7,479,460
Federal National Mortgage Association (FNMA)	4.000%	10/1/40-6/1/57	2,442,298	2,296,176
Federal National Mortgage Association (FNMA)	2.000%	3/1/41-3/1/52	8,162,437	6,680,986
Federal National Mortgage Association (FNMA)	6.000%	7/1/41	33,044	34,768
Federal National Mortgage Association (FNMA)	2.000%	12/1/41-12/1/50	496,157	406,560	(f)
Federal National Mortgage Association (FNMA)	4.500%	6/1/47-1/1/59	1,566,699	1,509,729
Federal National Mortgage Association (FNMA)	5.000%	11/1/48	30,150	29,852
Federal National Mortgage Association (FNMA)	1.500%	1/1/51-3/1/51	543,665	418,918
Federal National Mortgage Association (FNMA)	2.000%	10/1/51	2,500,000	2,024,805	(g)
Federal National Mortgage Association (FNMA)	2.500%	10/1/51	2,100,000	1,762,482	(g)
Federal National Mortgage Association (FNMA)	3.000%	10/1/51	1,100,000	957,730	(g)
Federal National Mortgage Association (FNMA)	3.500%	10/1/51	1,800,000	1,620,422	(g)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	31

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	2.500%	1/1/52	94,747	$80,079	(f)
Federal National Mortgage Association (FNMA)	5.000%	10/1/52	200,000	194,876	(g)

Total FNMA				37,786,657

GNMA - 5.0%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-10/15/42	101,842	91,394
Government National Mortgage Association (GNMA)	3.500%	5/15/50	46,721	43,305
Government National Mortgage Association (GNMA) II	4.000%	10/20/45-11/20/49	679,858	640,058
Government National Mortgage Association (GNMA) II	3.500%	1/20/46-6/20/52	1,727,392	1,581,382
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-4/20/52	3,097,390	2,750,289
Government National Mortgage Association (GNMA) II	4.500%	8/20/47-4/20/49	519,467	504,754
Government National Mortgage Association (GNMA) II	2.500%	9/20/51-10/20/51	820,267	708,345
Government National Mortgage Association (GNMA) II	2.500%	10/1/51	3,600,000	3,094,523	(g)
Government National Mortgage Association (GNMA) II	3.000%	10/1/51	1,900,000	1,679,793	(g)
Government National Mortgage Association (GNMA) II	3.500%	10/1/51	1,800,000	1,637,648	(g)
Government National Mortgage Association (GNMA) II	4.000%	10/1/51	1,200,000	1,120,922	(g)
Government National Mortgage Association (GNMA) II	4.500%	10/1/51	1,400,000	1,340,445	(g)
Government National Mortgage Association (GNMA) II	5.000%	10/1/51-12/20/52	600,000	586,909	(g)

Total GNMA				15,779,767

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $78,410,319)				71,660,068

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 21.0%
U.S. Government Obligations - 21.0%
U.S. Treasury Bonds	1.125%	8/15/40	1,980,000	1,227,677
U.S. Treasury Bonds	1.375%	11/15/40	240,000	155,292
U.S. Treasury Bonds	1.875%	2/15/41	690,000	489,105
U.S. Treasury Bonds	2.250%	5/15/41	730,000	552,276

See Notes to Schedule of Investments.

32	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Bonds	1.750%	8/15/41	4,530,000	$3,100,130
U.S. Treasury Bonds	2.000%	11/15/41	2,120,000	1,518,657
U.S. Treasury Bonds	3.625%	8/15/43	80,000	74,669
U.S. Treasury Bonds	2.000%	2/15/50	880,000	605,103
U.S. Treasury Bonds	1.250%	5/15/50	3,180,000	1,781,359
U.S. Treasury Bonds	1.375%	8/15/50	3,540,000	2,051,817
U.S. Treasury Bonds	1.625%	11/15/50	2,590,000	1,609,240
U.S. Treasury Bonds	1.875%	2/15/51	3,460,000	2,291,980
U.S. Treasury Bonds	2.375%	5/15/51	750,000	561,445
U.S. Treasury Bonds	2.000%	8/15/51	1,570,000	1,073,119
U.S. Treasury Bonds	1.875%	11/15/51	301,000	199,189
U.S. Treasury Bonds	2.250%	2/15/52	9,873,000	7,176,437
U.S. Treasury Bonds	2.875%	5/15/52	4,230,000	3,548,574
U.S. Treasury Bonds	3.000%	8/15/52	2,670,000	2,304,961
U.S. Treasury Notes	0.250%	11/15/23	10,000	9,561
U.S. Treasury Notes	2.500%	4/30/24	3,280,000	3,189,031
U.S. Treasury Notes	0.250%	5/31/25	60,000	53,978
U.S. Treasury Notes	0.250%	6/30/25	390,000	350,109
U.S. Treasury Notes	0.375%	1/31/26	1,530,000	1,347,954
U.S. Treasury Notes	0.750%	3/31/26	310,000	275,331
U.S. Treasury Notes	1.125%	10/31/26	220,000	195,104
U.S. Treasury Notes	1.250%	12/31/26	20,000	17,769
U.S. Treasury Notes	2.750%	4/30/27	4,990,000	4,710,287
U.S. Treasury Notes	0.750%	1/31/28	3,560,000	2,997,770
U.S. Treasury Notes	1.250%	3/31/28	1,540,000	1,328,190
U.S. Treasury Notes	1.250%	4/30/28	6,000,000	5,163,516
U.S. Treasury Notes	1.000%	7/31/28	1,690,000	1,423,891
U.S. Treasury Notes	1.125%	8/31/28	1,920,000	1,625,925
U.S. Treasury Notes	2.875%	4/30/29	2,060,000	1,923,525
U.S. Treasury Notes	2.750%	5/31/29	2,500,000	2,315,723
U.S. Treasury Notes	3.125%	8/31/29	2,600,000	2,468,172
U.S. Treasury Notes	1.625%	5/15/31	1,740,000	1,461,056
U.S. Treasury Notes	1.375%	11/15/31	10,000	8,128
U.S. Treasury Notes	1.875%	2/15/32	4,720,000	4,000,569
U.S. Treasury Notes	2.750%	8/15/32	10,000	9,145
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	950,000	352,196

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $79,272,718)				65,547,960

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - 8.3%
280 Park Avenue Mortgage Trust, 2017- 280P F (1 mo. USD LIBOR + 2.827%)	5.532%	9/15/34	410,000	$376,395	(a)(c)
Angel Oak Mortgage Trust, 2022-3 A3	4.178%	1/25/67	614,709	538,958	(a)(c)
BANK, 2017-BNK5 A5	3.390%	6/15/60	640,000	587,956
BANK, 2017-BNK7 A5	3.435%	9/15/60	190,000	174,438
BANK, 2017-BNK7 XA, IO	0.853%	9/15/60	2,985,684	79,234	(c)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	216,845	215,195	(a)(c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	500,000	399,096	(c)
Benchmark Mortgage Trust, 2022-B32 XA, IO	0.562%	1/15/55	4,118,195	99,400	(c)
BPR Trust, 2021-TY A (1 mo. USD LIBOR + 1.050%)	3.868%	9/15/38	170,000	161,875	(a)(c)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	44,874	42,627	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-2A B1	2.702%	5/25/35	126,135	99,664	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A1 (1 mo. USD LIBOR + 0.250%)	3.334%	8/25/35	270,448	249,298	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	3.384%	8/25/35	295,098	272,709	(a)(c)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	84,614	74,792	(a)(c)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	3.718%	11/15/37	589,794	575,231	(a)(c)
CSAIL Commercial Mortgage Trust, 2017-C8 C	4.438%	6/15/50	500,000	421,550	(c)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	640,000	441,398	(a)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.350%)	8.168%	7/15/32	714,000	639,699	(a)(c)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	287,269	254,097	(a)(c)
CSMC Trust, 2019-AFC1 A1, Step bond (2.573% to 8/25/23 then 3.573%)	2.573%	7/25/49	105,579	98,388	(a)
CSMC Trust, 2019-RIO A (1 mo. USD LIBOR + 3.024%)	5.842%	12/15/22	476,807	476,158	(a)(c)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	69,822	57,606	(a)(c)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	76,432	63,906	(a)(c)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	111,449	92,916	(a)(c)
CSMC Trust, 2021-NQM8 A1	1.841%	10/25/66	672,168	565,784	(a)(c)
CSMC Trust, 2021-RPL2 A1	2.000%	1/25/60	77,218	66,775	(a)(c)

See Notes to Schedule of Investments.

34	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	91,723	$80,908	(a)(c)
DBJPM Mortgage Trust, 2016-C3 A5	2.890%	8/10/49	500,000	456,315
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	86,055	72,063	(a)(c)
Ellington Financial Mortgage Trust, 2022-1 A2	3.001%	1/25/67	120,000	87,984	(a)(c)
ELP Commercial Mortgage Trust, 2021-ELP A (1 mo. USD LIBOR + 0.701%)	3.519%	11/15/38	120,000	114,498	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.414%	7/25/26	972,328	37,643	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.443%	7/25/35	139,722	16,023	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	3.612%	2/15/37	1,426,359	126,321	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	70,570	10,573
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	166,683	26,256
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	87,426	13,852
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	87,615	12,086
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	187,480	26,031
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL	4.000%	4/25/52	100,000	91,205
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	300,000	235,309
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5071 IH, IO	2.500%	2/25/51	538,361	71,079
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	4.934%	2/25/50	114,991	113,287	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	4.081%	1/25/51	106,002	101,399	(a)(c)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1A (30 Day Average SOFR + 1.300%)	3.581%	2/25/42	217,618	$213,854	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1A (30 Day Average SOFR + 2.200%)	4.481%	5/25/42	583,640	578,768	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	0.074%	2/15/38	24,401	919	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	7.684%	12/25/42	670,000	659,929	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	4.581%	8/25/33	110,000	106,694	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2022-DNA1 M1B (30 Day Average SOFR + 1.850%)	4.131%	1/25/42	490,000	445,843	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	7.334%	1/25/31	200,000	203,312	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1M2 (1 mo. USD LIBOR + 2.050%)	5.134%	1/25/40	44,085	43,473	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2021-R03 1 M2 (30 Day Average SOFR + 1.650%)	3.931%	12/25/41	520,000	474,749	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.454%	2/25/43	49,332	46,307	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.218%	4/25/28	93,653	87,544	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	183,496	160,440	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	0.000%	8/25/55	206,944	6,559	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	128,089	110,520

See Notes to Schedule of Investments.

36	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	104,599	$62,697
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	600,000	474,472
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	80,802	12,990
Federal National Mortgage Association (FNMA) REMIC, 2020-96 IN, IO	3.000%	1/25/51	753,729	125,590
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	4,378	4,313	(a)(c)
Freddie Mac Multiclass Certificates Series, 2020-RR07 BX, IO	2.608%	10/1/28	3,000,000	363,100
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	3.036%	3/20/42	373,166	39,281	(c)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	3.661%	4/16/42	196,582	24,494	(c)
Government National Mortgage Association (GNMA), 2013-101 IO, IO	0.220%	10/16/54	2,377,022	30,810	(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.849%	11/16/47	39,321	36,056	(c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.537%	6/16/48	4,157	4,005	(c)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.375%	8/16/54	345,854	4,031	(c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	121,271	19,989
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	890,607	184,623
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.161%	10/16/46	262,268	36,835	(c)
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	480,243	389,180
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	82,016	11,384
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	81,775	12,023
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	84,905	12,625

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	172,422	$23,595
Government National Mortgage Association (GNMA), 2020-175 GI, IO	2.000%	11/20/50	326,863	34,902
Government National Mortgage Association (GNMA), 2020-H04 FP (1 mo. USD LIBOR + 0.500%)	2.857%	6/20/69	192,178	189,620	(c)
Government National Mortgage Association (GNMA), 2020-H09 FL (1 mo. USD LIBOR + 1.150%)	2.883%	5/20/70	129,926	129,423	(c)
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. USD LIBOR + 1.250%)	3.607%	4/20/70	63,293	63,831	(c)
Government National Mortgage Association (GNMA), 2021-57 BI, IO	3.000%	3/20/51	1,489,392	220,595
Government National Mortgage Association (GNMA), 2021-96 VI, IO	2.500%	6/20/51	935,362	140,421
Government National Mortgage Association (GNMA), 2021-176 IN, IO	2.500%	10/20/51	1,121,789	153,459
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	296,364	16,505	(c)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	300,000	256,760
Government National Mortgage Association (GNMA), 2022-113 Z	2.000%	9/16/61	2,211,018	1,492,890
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	300,000	278,658
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.800%)	4.618%	9/15/31	487,055	414,087	(a)(c)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 3.000%)	5.818%	9/15/31	487,055	380,471	(a)(c)
GS Mortgage Securities Corp. Trust, 2021-ROSS A (1 mo. USD LIBOR + 1.150%)	3.968%	5/15/26	290,000	271,841	(a)(c)
ILPT Commercial Mortgage Trust, 2022-LPF2 A (1 mo. Term SOFR + 2.245%)	4.495%	10/15/39	810,000	809,519	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	6.568%	5/15/28	114,920	106,237	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP2 A4	2.822%	8/15/49	200,000	182,731
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	72,978	65,359	(a)(c)

See Notes to Schedule of Investments.

38	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Legacy Mortgage Asset Trust, 2021-GS5 A1	2.250%	7/25/67	102,977	$94,835	(a)
MHC Trust, 2021-MHC2 A (1 mo. USD LIBOR + 0.850%)	3.668%	5/15/38	110,000	106,307	(a)(c)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.282%	12/12/49	13,789	6,701	(c)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	3.668%	11/15/34	272,115	266,182	(a)(c)
Morgan Stanley Capital I Trust, 2017-H1 C	4.281%	6/15/50	250,000	221,228	(c)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.650%)	4.468%	5/15/36	289,340	282,292	(a)(c)
Mortgage Repurchase Agreement Financing Trust, 2022-S1 A1 (30 Day Average SOFR + 2.000%)	4.637%	3/30/25	460,000	460,000	(a)(c)(d)
MTN Commercial Mortgage Trust, 2022-LPFL A (1 mo. Term SOFR + 1.397%)	4.242%	3/15/39	240,000	233,890	(a)(c)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	382,525	356,453	(a)(c)
New Residential Mortgage Loan Trust, 2017-6A A1	4.000%	8/27/57	233,865	221,885	(a)(c)
New Residential Mortgage Loan Trust, 2018-RPL1 M2	3.500%	12/25/57	240,000	201,958	(a)(c)
New Residential Mortgage Loan Trust, 2019-RPL3 A1	2.750%	7/25/59	69,149	65,070	(a)(c)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	76,105	65,395	(a)(c)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	79,518	66,332	(a)(c)
OBX Trust, 2022-NQM1 A2	3.001%	11/25/61	500,000	380,882	(a)(c)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	205,421	169,649	(a)(c)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	114,918	92,246	(a)(c)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	209,649	173,424	(a)(c)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	428,962	356,150	(a)(c)
PRKCM Trust, 2022-AFC1 A1A	4.100%	4/25/57	635,892	595,761	(a)(c)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. USD LIBOR + 1.150%)	3.968%	5/15/38	140,000	133,355	(a)(c)
SREIT Trust, 2021-MFP2 A (1 mo. USD LIBOR + 0.822%)	3.640%	11/15/36	120,000	115,098	(a)(c)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. USD LIBOR + 1.000%)	4.084%	5/25/58	583,239	573,105	(a)(c)
Towd Point Mortgage Trust, 2016-3 B1	4.098%	4/25/56	110,000	104,769	(a)(c)
Towd Point Mortgage Trust, 2017-4 B2	3.396%	6/25/57	250,000	200,705	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	39

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(h) - (continued)
Towd Point Mortgage Trust, 2017-6 A1	2.750%	10/25/57	329,142	$316,473	(a)(c)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	200,000	177,476	(a)(c)
TTAN, 2021-MHC A (1 mo. USD LIBOR + 0.850%)	3.668%	3/15/38	528,318	510,538	(a)(c)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	210,000	159,612	(a)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	1/14/26	27,790	26,287	(a)(c)
Wells Fargo Commercial Mortgage Trust, 2017-RB1 XA, IO	1.334%	3/15/50	1,886,394	75,679	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $28,420,220)				25,846,027

SENIOR LOANS - 5.7%
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.1%
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	4.865%	3/1/27	182,433	173,724	(c)(i)(j)
Zayo Group Holdings Inc., Initial Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	6.115%	3/9/27	130,000	109,266	(c)(i)(j)

Total Diversified Telecommunication Services				282,990

Interactive Media & Services - 0.0%††
Rackspace Technology Global Inc., Term Loan B (3 mo. USD LIBOR + 2.750%)	5.617%	2/15/28	118,100	84,922	(c)(i)(j)

Media - 0.6%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	4.870%	4/30/25	295,839	291,295	(c)(i)(j)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.870%	2/1/27	38,897	37,520	(c)(i)(j)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	6.115%	5/1/26	164,138	154,612	(c)(i)(j)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	5.615%	9/18/26	319,870	316,271	(c)(i)(j)
Numericable U.S. LLC, USD Term Loan B12 (3 mo. USD LIBOR + 3.688%)	6.200%	1/31/26	126,840	115,424	(c)(e)(i)(j)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	6.615%	12/17/26	164,614	154,601	(c)(i)(j)
Univision Communications Inc., 2021 Replacement Term Loan (1 mo. USD LIBOR + 3.250%)	6.365%	3/15/26	139,980	133,178	(c)(i)(j)

See Notes to Schedule of Investments.

40	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	5.318%	1/31/28	280,000	$267,905	(c)(i)(j)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	5.318%	4/30/28	200,000	191,300	(c)(i)(j)

Total Media				1,662,106

Wireless Telecommunication Services - 0.0%††
CSC Holdings LLC, 2018 Incremental Term Loan (1 mo. USD LIBOR + 2.250%)	5.068%	1/15/26	39,489	37,070	(c)(i)(j)
CSC Holdings LLC, 2019 Term Loan (1 mo. USD LIBOR + 2.500%)	5.318%	4/15/27	39,000	36,587	(c)(i)(j)

Total Wireless Telecommunication Services				73,657

TOTAL COMMUNICATION SERVICES				2,103,675

CONSUMER DISCRETIONARY - 1.0%
Auto Components - 0.1%
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	6.365%	4/30/26	191,274	181,511	(c)(i)(j)

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (3 mo. USD LIBOR + 2.750%)	6.505%	9/23/26	406,278	394,439	(c)(i)(j)

Hotels, Restaurants & Leisure - 0.7%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	4.871%	11/19/26	181,512	174,008	(c)(i)(j)
Alterra Mountain Co., 2028 Term Loan B (1 mo. USD LIBOR + 3.500%)	6.615%	8/17/28	67,182	65,292	(c)(i)(j)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	5.865%	12/23/24	517,026	505,985	(c)(i)(j)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 3.500%)	6.615%	7/21/25	84,083	83,045	(c)(i)(j)
Entain Holdings Gibraltar Ltd., Term Loan Facility B (3 mo. USD LIBOR + 2.500%)	6.174%	3/29/27	49,375	48,202	(c)(i)(j)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	5.121%	11/30/23	114,795	114,416	(c)(i)(j)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.809%	6/22/26	498,276	482,601	(c)(i)(j)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	5.615%	5/29/26	72,814	70,923	(c)(i)(j)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	41

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Scientific Games International Inc., Initial Term Loan B (1 mo. Term SOFR + 3.000%)	5.906%	4/13/29	199,500	$194,313	(c)(i)(j)
Station Casinos LLC, Term Loan Facility B1 (1 mo. USD LIBOR + 2.250%)	5.370%	2/8/27	495,861	475,560	(c)(i)(j)

Total Hotels, Restaurants & Leisure				2,214,345

Specialty Retail - 0.1%
Great Outdoors Group LLC, Term Loan B2 (1 mo. USD LIBOR + 3.750%)	6.865%	3/6/28	58,954	54,680	(c)(i)(j)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. USD LIBOR + 2.750%)	5.865%	10/19/27	108,124	98,245	(c)(i)(j)
Petco Health and Wellness Co. Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.250%)	6.924%	3/3/28	88,352	83,672	(c)(i)(j)

Total Specialty Retail				236,597

TOTAL CONSUMER DISCRETIONARY				3,026,892

CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.500%)	7.174%	3/31/28	167,875	151,484	(c)(i)(j)

Food & Staples Retailing - 0.0%††
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	5.365%	1/29/27	87,975	83,257	(c)(i)(j)

Household Products - 0.0%††
Energizer Holdings Inc., Term Loan (1 mo. USD LIBOR + 2.250%)	5.313%	12/22/27	49,250	47,219	(c)(i)(j)

TOTAL CONSUMER STAPLES				281,960

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. Term SOFR + 2.100%)	5.134%	8/4/28	366,300	351,518	(c)(i)(j)

FINANCIALS - 0.9%
Capital Markets - 0.1%
Allspring Buyer LLC, Term Loan (3 mo. USD LIBOR + 3.000%)	6.688%	11/1/28	84,575	82,323	(c)(i)(j)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	6.174%	2/1/27	46,745	44,336	(c)(i)(j)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	5.115%	7/3/24	125,684	122,839	(c)(i)(j)

Total Capital Markets				249,498

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 0.7%
Castlelake Aviation One Designated Activity Co., Initial Term Loan (3 mo. USD LIBOR + 2.750%)	6.043%	10/22/26	496,293	$480,680	(c)(i)(j)
Citadel Securities LP, 2021 Term Loan (1 mo. Term SOFR + 2.614%)	5.649%	2/2/28	157,156	153,038	(c)(i)(j)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (1 mo. Term SOFR + 3.750%)	6.784%	4/9/27	494,321	467,547	(c)(i)(j)
Hudson River Trading LLC, Term Loan (3 mo. Term SOFR + 3.262%)	6.164%	3/20/28	38,903	35,348	(c)(i)(j)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	5.865%	1/26/28	495,153	475,914	(c)(i)(j)
Setanta Aircraft Leasing DAC, Term Loan (3 mo. USD LIBOR + 2.000%)	5.674%	11/5/28	490,000	479,587	(c)(i)(j)
UFC Holdings LLC, Term Loan B3 (3 mo. USD LIBOR + 2.750%)	5.520%	4/29/26	174,791	168,455	(c)(i)(j)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.000%)	6.118%	1/13/29	80,000	76,875	(c)(i)(j)

Total Diversified Financial Services				2,337,444

Insurance - 0.1%
AmWINS Group Inc., Term Loan (1 mo. USD LIBOR + 2.250%)	5.365%	2/19/28	98,251	94,226	(c)(i)(j)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	6.115%	11/3/24	115,623	108,468	(c)(i)(j)
Asurion LLC, New Term Loan B8 (1 mo. USD LIBOR + 3.250%)	6.365%	12/23/26	158,951	135,209	(c)(i)(j)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	6.365%	7/31/27	68,950	58,366	(c)(i)(j)
Asurion LLC, Term Loan B10 (3 mo. Term SOFR + 4.100%)	7.134%	8/21/28	14,097	12,062	(c)(i)(j)

Total Insurance				408,331

TOTAL FINANCIALS				2,995,273

HEALTH CARE - 1.2%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	6.365%	10/23/28	497,500	458,399	(c)(i)(j)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	43

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - 0.5%
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	7.424%	2/18/27	58,592	$53,355	(c)(i)(j)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 mo. USD LIBOR + 2.000%)	5.115%	11/15/27	499,904	475,638	(c)(i)(j)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	6.871%	11/16/25	118,785	110,746	(c)(i)(j)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	6.365%	3/5/26	495,087	470,422	(c)(i)(j)
Phoenix Guarantor Inc., Term Loan B3 (1 mo. USD LIBOR + 3.500%)	6.615%	3/5/26	137,900	131,381	(c)(i)(j)
Phoenix Newco Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	6.365%	11/15/28	79,600	76,142	(c)(i)(j)
Sterigenics-Nordion Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.750%)	5.865%	12/11/26	290,000	256,650	(c)(i)(j)

Total Health Care Providers & Services				1,574,334

Health Care Technology - 0.2%
AthenaHealth Group Inc., Initial Delayed Draw Term Loan	%	2/15/29	91,304	82,037	(k)
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 3.500%)	6.576%	2/15/29	537,349	482,808	(c)(i)(j)
Change Healthcare Holdings LLC, Closing Date Term Loan (3 mo. USD LIBOR + 1.500%)	7.750%	3/1/24	155,510	155,229	(c)(i)(j)

Total Health Care Technology				720,074

Life Sciences Tools & Services - 0.1%
ICON Luxembourg Sarl, Term Loan (3 mo. USD LIBOR + 2.250%)	5.938%	7/3/28	134,162	131,438	(c)(i)(j)
PRA Health Sciences Inc., Term Loan (3 mo. USD LIBOR + 2.250%)	5.938%	7/3/28	33,427	32,748	(c)(i)(j)

Total Life Sciences Tools & Services				164,186

Pharmaceuticals - 0.3%
Gainwell Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.000%)	7.674%	10/1/27	484,780	463,208	(c)(i)(j)
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (1 mo. USD LIBOR + 1.750%)	4.875%	3/15/28	58,304	56,136	(c)(i)(j)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	6.615%	5/5/28	438,206	424,393	(c)(i)(j)

Total Pharmaceuticals				943,737

TOTAL HEALTH CARE				3,860,730

See Notes to Schedule of Investments.

44	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.0%††
Avolon TLB Borrower 1 (US) LLC, Term Loan B5 (1 mo. USD LIBOR + 2.250%)	5.264%	12/1/27	58,950	$57,565	(c)(i)(j)
Transdigm Inc., Refinancing Term Loan F (3 mo. USD LIBOR + 2.250%)	5.924%	12/9/25	9,823	9,435	(c)(i)(j)

Total Aerospace & Defense				67,000

Airlines - 0.1%
Air Canada, Term Loan (3 mo. USD LIBOR + 3.500%)	6.421%	8/11/28	79,800	76,088	(c)(i)(j)
United Airlines Inc., Term Loan B (3 mo. USD LIBOR + 3.750%)	6.533%	4/21/28	157,600	151,088	(c)(i)(j)

Total Airlines				227,176

Building Products - 0.2%
Hunter Douglas Holding BV, Term Loan B1 (3 mo. Term SOFR + 3.500%)	6.340%	2/26/29	518,700	429,484	(c)(i)(j)
Quikrete Holdings Inc., Fourth Amendment Term Loan B1 (1 mo. USD LIBOR + 3.000%)	6.115%	6/9/28	89,550	86,385	(c)(i)(j)

Total Building Products				515,869

Commercial Services & Supplies - 0.5%
Ali Group North America Corp., Initial Term Loan B (1 mo. Term SOFR + 2.114%)	5.149%	7/30/29	454,444	439,561	(c)(i)(j)
Allied Universal Holdco LLC, USD Term Loan (1 mo. USD LIBOR + 3.750%)	6.784%	5/12/28	500,349	441,246	(c)(i)(j)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 0.000%)	3.115%	10/1/26	169,756	165,894	(c)(i)(j)
Garda World Security Corp., Term Loan B2 (3 mo. USD LIBOR + 4.250%)	7.240%	10/30/26	48,095	45,382	(c)(i)(j)
GFL Environmental Inc., 2020 Term Loan (3 mo. USD LIBOR + 3.000%)	5.806%	5/30/25	152,801	151,436	(c)(i)(j)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	7.115%	8/27/25	357,281	347,455	(c)(i)(j)

Total Commercial Services & Supplies				1,590,974

Construction & Engineering - 0.0%††
Brown Group Holding LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	5.615%	6/7/28	118,716	113,126	(c)(i)(j)

Electrical Equipment - 0.0%††
Brookfield WEC Holdings Inc., Refinancing Term Loan 2 (1 mo. USD LIBOR + 2.750%)	5.865%	8/1/25	48,209	46,214	(c)(i)(j)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	45

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Road & Rail - 0.2%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	5.674%	12/30/26	492,540	$480,227	(c)(i)(j)
XPO Logistics Inc., Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	4.936%	2/24/25	110,000	107,310	(c)(i)(j)

Total Road & Rail				587,537

TOTAL INDUSTRIALS				3,147,896

INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
II-VI Inc., Term Loan B	5.878%	7/2/29	160,000	155,334	(c)(i)(j)

IT Services - 0.0%††
FleetCor Technologies Operating Co. LLC, Term Loan B4 (1 mo. USD LIBOR + 1.750%)	4.865%	4/28/28	88,876	85,901	(c)(i)(j)

Software - 0.5%
Cloudera Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	6.865%	10/8/28	69,650	61,466	(c)(e)(i)(j)
DCert Buyer Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.000%)	6.903%	10/16/26	492,762	471,477	(c)(i)(j)
Magenta Buyer LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.750%)	7.870%	7/27/28	497,297	450,551	(c)(i)(j)
Peraton Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	6.865%	2/1/28	490,770	466,415	(c)(i)(j)
RealPage Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	6.115%	4/24/28	207,900	195,311	(c)(i)(j)

Total Software				1,645,220

TOTAL INFORMATION TECHNOLOGY				1,886,455

MATERIALS - 0.1%
Containers & Packaging - 0.1%
Berry Global Inc., Term Loan Z (1 mo. USD LIBOR + 1.750%)	4.178%	7/1/26	59,402	57,652	(c)(i)(j)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	4.865%	2/4/27	207,655	200,467	(c)(i)(j)

TOTAL MATERIALS				258,119

TOTAL SENIOR LOANS (Cost - $18,810,823)				17,912,518

SOVEREIGN BONDS - 5.3%
Argentina - 0.1%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	37,763	7,310
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23 then 0.750%)	0.500%	7/9/30	445,677	90,018

See Notes to Schedule of Investments.

46	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	194,523		$35,431
Argentine Republic Government International Bond, Senior Notes, Step bond (3.500% to 7/9/29 then 4.875%)	3.500%	7/9/41	380,000		81,761
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23 then 6.375%)	5.250%	9/1/37	173,500		54,435	(a)

Total Argentina					268,955

Brazil - 0.2%
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	200,000		186,033
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	710,000		517,751

Total Brazil					703,784

China - 1.0%
China Government Bond	3.290%	5/23/29	13,890,000	CNY	2,038,350
China Government Bond, Senior Notes	3.390%	5/21/25	1,500,000	CNH	214,629	(l)
China Government Bond, Senior Notes	3.310%	11/30/25	5,000,000	CNH	716,237	(l)

Total China					2,969,216

Colombia - 0.1%
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	400,000		228,425
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	240,000		159,749

Total Colombia					388,174

Indonesia - 0.8%
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	290,000		206,024
Indonesia Treasury Bond	7.000%	5/15/27	13,823,000,000	IDR	908,238
Indonesia Treasury Bond	6.500%	2/15/31	16,713,000,000	IDR	1,040,141
Indonesia Treasury Bond	6.375%	4/15/32	1,447,000,000	IDR	88,569
Indonesia Treasury Bond	7.500%	6/15/35	2,348,000,000	IDR	154,498

Total Indonesia					2,397,470

Israel - 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	400,000		354,980

Kenya - 0.1%
Republic of Kenya Government International Bond, Senior Notes	6.875%	6/24/24	200,000		170,773	(l)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	47

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 2.1%
Mexican Bonos, Bonds	10.000%	12/5/24	2,000,000	MXN	$98,676
Mexican Bonos, Bonds	8.000%	11/7/47	57,490,000	MXN	2,409,316
Mexican Bonos, Senior Notes	7.750%	11/23/34	45,120,000	MXN	1,933,711
Mexican Bonos, Senior Notes	7.750%	11/13/42	41,430,000	MXN	1,708,032
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	730,000		534,844

Total Mexico					6,684,579

Nigeria - 0.0%††
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000		145,287	(a)

Panama - 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	210,000		148,383

Peru - 0.0%††
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	120,000		113,504

Russia - 0.5%
Russian Federal Bond - OFZ	7.000%	8/16/23	39,550,000	RUB	216,802	*(m)
Russian Federal Bond - OFZ	8.150%	2/3/27	7,520,000	RUB	41,223	*(m)
Russian Federal Bond - OFZ	7.050%	1/19/28	67,452,000	RUB	369,754	*(m)
Russian Federal Bond - OFZ	6.900%	5/23/29	62,801,000	RUB	344,258	*(m)
Russian Federal Bond - OFZ	7.650%	4/10/30	43,880,000	RUB	240,538	*(m)
Russian Federal Bond - OFZ	7.700%	3/16/39	37,190,000	RUB	203,865	*(m)

Total Russia					1,416,440

United Arab Emirates - 0.2%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	760,000		759,552	(a)

TOTAL SOVEREIGN BONDS (Cost - $21,943,916)					16,521,097

			FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 2.2%
ACRES Commercial Realty Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.200%)	4.139%	6/15/36	340,000		334,775	(a)(c)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/5/49	396,000		376,448	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	290,000		250,158	(a)

See Notes to Schedule of Investments.

48	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
First Franklin Mortgage Loan Trust, 2006- FF15 A2 (1 mo. USD LIBOR + 0.120%)	3.204%	11/25/36	142,725	$132,504	(c)
First Franklin Mortgage Loan Trust, 2006- FF15 A5 (1 mo. USD LIBOR + 0.160%)	3.244%	11/25/36	147,158	145,206	(c)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	280,000	261,785
Hardee’s Funding LLC, 2021-1A A2	2.865%	6/20/51	227,125	180,562	(a)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	180,000	154,269	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	320,000	281,600	(a)
InStar Leasing III LLC, 2021-1A A	2.300%	2/15/54	101,136	86,116	(a)
Jack in the Box Funding LLC, 2019-1A A23	4.970%	8/25/49	128,050	114,196	(a)
JPMorgan Mortgage Acquisition Corp., 2005-OPT2 M4 (1 mo. USD LIBOR + 0.930%)	4.014%	12/25/35	110,000	105,301	(c)
Mercury Financial Credit Card Master Trust, 2022-1A B	3.200%	9/21/26	160,000	145,089	(a)
MF1 Ltd., 2022-FL8 A (30 Day Average SOFR + 1.350%)	3.634%	2/19/37	500,000	478,863	(a)(c)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. USD LIBOR + 0.900%)	3.718%	1/15/43	141,198	139,624	(a)(c)
Navient Student Loan Trust, 2016-3A A3 (1 mo. USD LIBOR + 1.350%)	4.434%	6/25/65	293,078	293,561	(a)(c)
Oak Street Investment Grade Net Lease Fund, 2020-1A A1	1.850%	11/20/50	212,966	187,643	(a)
SBA Small Business Investment Cos., 2018-10B 1	3.548%	9/10/28	74,881	70,468
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	3.583%	6/15/39	337,474	317,416	(c)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	3.963%	12/17/68	109,692	106,570	(a)(c)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	505,909	(a)
SMB Private Education Loan Trust, 2020-A A2A	2.230%	9/15/37	160,914	150,224	(a)
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. USD LIBOR + 0.730%)	3.548%	1/15/53	269,137	258,648	(a)(c)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	417,627	364,296	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	49

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	190,000	$166,619	(a)
SMB Private Education Loan Trust, 2021-C B	2.300%	1/15/53	170,000	146,206	(a)
SMB Private Education Loan Trust, 2021-E A1A	1.680%	2/15/51	162,752	145,748	(a)
SoFi Professional Loan Program LLC, 2017-A B	3.440%	3/26/40	140,000	135,772	(a)(c)
Structured Asset Investment Loan Trust, 2004-7 A8 (1 mo. USD LIBOR + 1.200%)	4.284%	8/25/34	111,849	108,373	(c)
Structured Asset Investment Loan Trust, 2005-HE1 M2 (1 mo. USD LIBOR + 0.720%)	3.804%	7/25/35	173,806	167,094	(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-WF1 A1 (1 mo. USD LIBOR + 0.420%)	3.504%	2/25/37	266,951	260,252	(c)
Triumph Rail Holdings LLC, 2021-2 A	2.150%	6/19/51	103,227	88,745	(a)
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	67,673	58,847
Wendy’s Funding LLC, 2021-1A A2I	2.370%	6/15/51	108,625	86,718	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $8,264,312)				6,805,605

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
SOFR 1-Year Mid-Curve Futures, Call @ $95.88	12/16/22	29	72,500	21,206
U.S. Treasury 5-Year Notes Futures, Call @ $111.50	10/21/22	19	19,000	594
U.S. Treasury 10-Year Notes Futures, Put @ $111.00	10/21/22	19	19,000	12,766
U.S. Treasury 10-Year Notes Futures, Put @ $111.75	10/21/22	18	18,000	17,437
U.S. Treasury Long-Term Bonds Futures, Call @ $133.00	10/21/22	9	9,000	2,391

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $85,285)				54,394

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Portfolio net assets)	September 30, 2022

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - 0.0%††
U.S. Dollar/Canadian Dollar, Put @ 1.27CAD	Morgan Stanley & Co. Inc.	10/7/22	754,000	754,000	$0	(n)
U.S. Dollar/Canadian Dollar, Put @ 1.27CAD	Citibank N.A.	10/11/22	1,100,000	1,100,000	1
U.S. Dollar/Canadian Dollar, Put @ 1.27CAD	Citibank N.A.	10/11/22	365,000	365,000	0	(n)
U.S. Dollar/Canadian Dollar, Put @ 1.27CAD	Citibank N.A.	10/11/22	365,000	365,000	0	(n)
U.S. Dollar/Canadian Dollar, Put @ 1.27CAD	Goldman Sachs Group Inc.	10/14/22	1,100,000	1,100,000	3
U.S. Dollar/Japanese Yen, Put @ 131.55JPY	Goldman Sachs Group Inc.	10/5/22	1,956,892	1,956,892	10
U.S. Dollar/Japanese Yen, Put @ 131.39JPY	Citibank N.A.	10/6/22	581,751	581,751	9
U.S. Dollar/Japanese Yen, Put @ 131.50JPY	Goldman Sachs Group Inc.	10/6/22	650,059	650,059	11

TOTAL OTC PURCHASED OPTIONS (Cost - $76,889)					34

TOTAL PURCHASED OPTIONS (Cost - $162,174)					54,428

				SHARES
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd. (Cost - $883,931)				108,106,087	0	*(d)(e)(n)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $357,328,149)					309,824,762

		RATE
SHORT-TERM INVESTMENTS - 3.0%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $9,455,785)		2.799%		9,455,785	9,455,785	(o)

TOTAL INVESTMENTS - 102.2% (Cost - $366,783,934)					319,280,547
Liabilities in Excess of Other Assets - (2.2)%					(6,799,076)

TOTAL NET ASSETS - 100.0%					$312,481,471

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	September 30, 2022

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(e)	Security is valued using significant unobservable inputs (Note 1).

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2022, the Portfolio held TBA securities with a total cost of $17,370,576.

(h)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	All or a portion of this loan is unfunded as of September 30, 2022. The interest rate for fully unfunded term loans is to be determined.

(l)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(m)	The coupon payment on this security is currently in default as of September 30, 2022.

(n)	Value is less than $1.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2022, the total market value of investments in Affiliated Companies was $9,455,785 and the cost was $9,455,785 (Note 2).

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2022

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

At September 30, 2022, the Portfolio had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
90-Day Eurodollar Futures, Call	12/19/22	$96.50	64	$160,000	$(4,000)
90-Day Eurodollar Futures, Call	12/19/22	97.00	248	620,000	(10,850)
SOFR 1-Year Mid-Curve Futures, Call	12/16/22	96.50	58	145,000	(14,863)
U.S. Treasury 5-Year Notes Futures, Call	10/21/22	109.25	75	75,000	(11,719)
U.S. Treasury 5-Year Notes Futures, Call	10/21/22	110.75	25	25,000	(1,172)
U.S. Treasury 10-Year Notes Futures, Call	10/7/22	113.50	26	26,000	(6,094)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	117.00	19	19,000	(1,484)
U.S. Treasury 10-Year Notes Futures, Call	10/21/22	118.50	36	36,000	(1,688)
U.S. Treasury 10-Year Notes Futures, Put	10/7/22	110.75	28	28,000	(7,437)
U.S. Treasury 10-Year Notes Futures, Put	10/21/22	109.00	25	25,000	(5,859)
U.S. Treasury 10-Year Notes Futures, Put	10/21/22	109.75	27	27,000	(9,703)
U.S. Treasury 10-Year Notes Futures, Put	10/21/22	110.25	36	36,000	(16,875)
U.S. Treasury Long-Term Bonds Futures, Call	10/21/22	136.00	18	18,000	(1,969)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $391,586)					$(93,713)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2022

OTC WRITTEN OPTIONS
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Dollar/British Pound, Put	JPMorgan Chase & Co.	10/24/22	$1.20	1,024,137	$1,024,137	$(1,458)
U.S. Dollar/British Pound, Put	Citibank N.A.	10/27/22	1.21	978,634	978,634	(1,352)
U.S. Dollar/British Pound, Put	Goldman Sachs Group Inc.	12/22/22	1.08	382,000	382,000	(21,539)
U.S. Dollar/British Pound, Put	JPMorgan Chase & Co.	12/22/22	1.08	389,000	389,000	(23,947)
U.S. Dollar/British Pound, Put	Morgan Stanley & Co. Inc.	12/22/22	1.12	804,000	804,000	(27,096)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $64,695)						$(75,392)

TOTAL WRITTEN OPTIONS (Premiums received - $456,281)						$(169,105)

Abbreviation(s) used in this schedule:

SOFR	— Secured Overnight Financing Rate

At September 30, 2022, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month EURIBOR	50	12/22	$12,163,668	$11,975,599	$(188,069)
3-Month SOFR	1	9/23	241,152	239,037	(2,115)
3-Month SOFR	131	3/25	31,745,248	31,543,163	(202,085)
90-Day Eurodollar	361	12/22	87,626,933	86,017,275	(1,609,658)
90-Day Eurodollar	30	3/23	7,130,281	7,147,125	16,844
90-Day Eurodollar	39	6/23	9,414,906	9,295,162	(119,744)
90-Day Eurodollar	15	9/23	3,682,094	3,578,250	(103,844)
90-Day Eurodollar	1	12/23	241,302	238,775	(2,527)
Australian 10-Year Bonds	31	12/22	2,386,311	2,322,321	(63,990)
Euro-Bobl	13	12/22	1,561,764	1,525,692	(36,072)
Euro-OAT	22	12/22	2,980,701	2,848,653	(132,048)
U.S. Treasury 2-Year Notes	208	12/22	43,408,441	42,721,250	(687,191)
U.S. Treasury 5-Year Notes	39	12/22	4,324,859	4,192,805	(132,054)
U.S. Treasury Ultra Long-Term Bonds	204	12/22	30,264,705	27,948,000	(2,316,705)
United Kingdom Long Gilt Bonds	16	12/22	1,962,116	1,722,167	(239,949)
					(5,819,207)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2022

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
3-Month SOFR	322	3/24	$77,417,912	$77,094,850	$323,062
Euro-Bund	13	12/22	1,840,244	1,764,453	75,791
Euro-Buxl	8	12/22	1,257,336	1,149,716	107,620
Japanese 10-Year Bonds	4	12/22	4,098,575	4,098,666	(91)
U.S. Treasury 10-Year Notes	14	12/22	1,612,632	1,568,875	43,757
U.S. Treasury Long-Term Bonds	19	12/22	2,532,578	2,401,719	130,859
U.S. Treasury Ultra 10-Year Notes	88	12/22	11,106,291	10,426,626	679,665

					1,360,663

Net unrealized depreciation on open futures contracts					$(4,458,544)

Abbreviation(s) used in this table:

Bobl	— Bundesobligation
EURIBOR	— Euro Interbank Offered Rate
OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)
SOFR	— Secured Overnight Financing Rate

At September 30, 2022, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	600,114	JPY	80,967,319	Goldman Sachs Group Inc.	10/7/22	$40,320
USD	170,647	JPY	23,010,377	Citibank N.A.	10/11/22	11,498
USD	195,018	JPY	26,298,137	Goldman Sachs Group Inc.	10/11/22	13,130
USD	323,842	CAD	413,320	Morgan Stanley & Co. Inc.	10/11/22	24,635
USD	149,647	CAD	190,920	Citibank N.A.	10/12/22	11,439
USD	160,600	CAD	204,640	Citibank N.A.	10/12/22	12,459
USD	472,993	CAD	603,970	Citibank N.A.	10/12/22	35,774
USD	471,172	CAD	603,100	Goldman Sachs Group Inc.	10/17/22	34,589
JPY	418,806,303	USD	3,095,671	BNP Paribas SA	10/18/22	(197,154)
NOK	15,357,495	EUR	1,483,985	BNP Paribas SA	10/18/22	(45,630)
USD	103,430	EUR	102,000	BNP Paribas SA	10/18/22	3,342
USD	228,923	EUR	225,823	BNP Paribas SA	10/18/22	7,332
AUD	4,664,251	USD	3,195,427	Citibank N.A.	10/18/22	(211,320)
CAD	1,100,000	USD	847,278	Citibank N.A.	10/18/22	(50,993)
CAD	3,590,000	USD	2,765,208	Citibank N.A.	10/18/22	(166,423)
CAD	8,881,660	USD	6,862,240	Citibank N.A.	10/18/22	(432,847)
IDR	9,210,309,450	USD	609,591	Citibank N.A.	10/18/22	(5,072)
USD	2,486,143	CNH	16,640,000	Citibank N.A.	10/18/22	154,786

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	September 30, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	61,076	CNY	410,000	Citibank N.A.	10/18/22	$3,215
USD	238,601	CNY	1,599,198	Citibank N.A.	10/18/22	12,918
USD	308,357	CNY	2,070,000	Citibank N.A.	10/18/22	16,234
USD	1,719	IDR	25,880,000	Citibank N.A.	10/18/22	20
GBP	1,477,463	USD	1,781,052	Goldman Sachs Group Inc.	10/18/22	(130,749)
USD	1,965,895	CAD	2,613,011	Goldman Sachs Group Inc.	10/18/22	74,349
USD	347,018	GBP	325,000	Goldman Sachs Group Inc.	10/18/22	(16,002)
USD	450,511	GBP	419,000	Goldman Sachs Group Inc.	10/18/22	(17,505)
CNH	19,778,848	USD	2,776,368	JPMorgan Chase & Co.	10/18/22	(5,242)
CNY	70,000	USD	9,919	JPMorgan Chase & Co.	10/18/22	(40)
CNY	620,000	USD	87,324	JPMorgan Chase & Co.	10/18/22	172
CNY	3,060,000	USD	433,581	JPMorgan Chase & Co.	10/18/22	(1,747)
IDR	5,307,120,000	USD	349,843	JPMorgan Chase & Co.	10/18/22	(1,510)
INR	40,204,747	USD	503,819	JPMorgan Chase & Co.	10/18/22	(10,520)
USD	902,173	AUD	1,342,271	JPMorgan Chase & Co.	10/18/22	43,411
USD	1,268,037	CNH	8,480,000	JPMorgan Chase & Co.	10/18/22	79,943
USD	1,995,455	CNH	13,378,848	JPMorgan Chase & Co.	10/18/22	121,005
USD	19,102	IDR	286,720,000	JPMorgan Chase & Co.	10/18/22	283
USD	43,888	IDR	658,980,000	JPMorgan Chase & Co.	10/18/22	636
USD	63,676	IDR	955,140,000	JPMorgan Chase & Co.	10/18/22	985
USD	70,749	IDR	1,062,080,000	JPMorgan Chase & Co.	10/18/22	1,039
USD	87,988	IDR	1,320,870,000	JPMorgan Chase & Co.	10/18/22	1,292
USD	212,247	IDR	3,186,360,000	JPMorgan Chase & Co.	10/18/22	3,110
USD	678,072	IDR	10,166,240,000	JPMorgan Chase & Co.	10/18/22	10,811
CNH	18,720,000	USD	2,599,278	Morgan Stanley & Co. Inc.	10/18/22	23,498
USD	469,433	CAD	620,000	Morgan Stanley & Co. Inc.	10/18/22	20,618
USD	492,404	INR	40,204,747	Morgan Stanley & Co. Inc.	10/18/22	(896)
USD	227,347	MXN	4,756,335	Morgan Stanley & Co. Inc.	10/18/22	(8,041)
USD	354,739	MXN	7,430,000	Morgan Stanley & Co. Inc.	10/18/22	(12,967)
USD	866,638	MXN	17,481,967	Morgan Stanley & Co. Inc.	10/18/22	1,467
ZAR	8,247,386	USD	492,358	Morgan Stanley & Co. Inc.	10/18/22	(37,444)
GBP	209,000	USD	226,242	Goldman Sachs Group Inc.	12/28/22	7,455
USD	356,178	GBP	321,000	Goldman Sachs Group Inc.	12/28/22	(2,754)
GBP	210,000	USD	225,792	JPMorgan Chase & Co.	12/28/22	9,023
GBP	350,095	USD	388,063	Morgan Stanley & Co. Inc.	12/28/22	3,403
USD	30,918	GBP	28,000	Morgan Stanley & Co. Inc.	12/28/22	(391)
USD	2,783,244	CNH	19,778,848	JPMorgan Chase & Co.	1/18/23	5,402
USD	9,882	CNY	70,000	JPMorgan Chase & Co.	1/18/23	(43)
USD	87,122	CNY	620,000	JPMorgan Chase & Co.	1/18/23	(791)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	431,990	CNY	3,060,000	JPMorgan Chase & Co.	1/18/23	$(1,899)
USD	347,894	IDR	5,307,120,000	JPMorgan Chase & Co.	1/18/23	637
INR	40,204,747	USD	487,434	Morgan Stanley & Co. Inc.	1/18/23	1,971
USD	2,606,153	CNH	18,720,000	Morgan Stanley & Co. Inc.	1/18/23	(22,979)

Total						$(588,758)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
USD	— United States Dollar
ZAR	— South African Rand

At September 30, 2022, the Portfolio had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
3,110,000	11/18/23	3.970%**	CPURNSA**	$(11,505)	$97,464
2,098,000	9/30/24	Daily SOFR Compound annually	3.500% annually	(14,477)	(12,216)
3,110,000	11/18/26	CPURNSA**	3.370%**	27,508	(65,319)
3,530,000	11/20/26	1.520% annually	Daily SOFR Compound annually	(6,060)	215,463
761,000	5/15/27	0.710% annually	Daily SOFR Compound annually	3,562	96,371
5,758,000	8/15/28	1.130% annually	Daily SOFR Compound annually	40,236	746,467

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	September 30, 2022

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
6,856,000		8/15/28	1.220% annually	Daily SOFR Compound annually	$380,519	$523,974
2,566,000		2/15/29	2.850% annually	Daily SOFR Compound annually	(9,643)	133,597
4,599,000		4/30/29	3.270% annually	Daily SOFR Compound annually	(60,491)	174,813
28,260,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	8,272	(134,133)
47,980,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	17,049	(232,018)
2,220,000		10/20/31	1.733% annually	Daily SOFR Compound annually	8,731	129,799
1,272,000		3/18/32	2.000% annually	Daily SOFR Compound annually	10,310	149,845
2,140,000		7/20/45	0.560% annually	Daily SOFR annually	15,715	900,754
1,072,000		2/15/47	1.520% annually	Daily SOFR Compound annually	(16,510)	318,668
1,120,000		2/15/47	1.729% annually	Daily SOFR Compound annually	16,080	261,110
1,800,000		5/15/47	1.630% annually	Daily SOFR Compound annually	79,429	396,264
113,000		8/15/47	1.650% annually	Daily SOFR Compound annually	11,358	18,181
3,694,000		8/15/47	2.650% annually	Daily SOFR Compound annually	(17,828)	366,583
625,000		2/15/48	2.510% annually	Daily SOFR Compound annually	4,102	68,731

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2022

	CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE PORTFOLIO†	PAYMENTS RECEIVED BY THE PORTFOLIO†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	2,704,000	2/15/48	2.600% annually	Daily SOFR Compound annually	$185,867	$81,700
	1,355,000	2/15/48	2.620% annually	Daily SOFR Compound annually	1,550	131,096
	1,807,000	2/15/48	3.050% annually	Daily SOFR Compound annually	55,703	(14,149)
	1,060,000	4/21/52	2.500% annually	Daily SOFR Compound annually	1,806	113,889

Total					$731,283	$4,466,934

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE PORTFOLIO†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.39 Index	$62,258,000	12/20/27	1.000% quarterly	$(213,694)	$(47,350)	$(166,344)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE PORTFOLIO†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.39 Index	$4,480,100	12/20/27	5.000% quarterly	$183,860	$183,275	$585

See Notes to Schedule of Investments.

Western Asset Core Plus VIT Portfolio 2022 Quarterly Report	59

WESTERN ASSET CORE PLUS VIT PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2022

1

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

4

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

60	Western Asset Core Plus VIT Portfolio 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the

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Notes to Schedule of Investments (unaudited) (continued)

reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

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Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$32,656,648	$80,252		$32,736,900
Other Corporate Bonds & Notes	—	72,740,159	—		72,740,159
Mortgage-Backed Securities	—	71,660,068	—		71,660,068
U.S. Government & Agency Obligations	—	65,547,960	—		65,547,960
Collateralized Mortgage Obligations	—	25,846,027	—		25,846,027
Senior Loans:
Communication Services	—	1,988,251	115,424		2,103,675
Information Technology	—	1,824,989	61,466		1,886,455
Other Senior Loans	—	13,922,388	—		13,922,388
Sovereign Bonds	—	16,521,097	—		16,521,097
Asset-Backed Securities	—	6,805,605	—		6,805,605
Purchased Options:
Exchange-Traded Purchased Options	$54,394	—	—		54,394
OTC Purchased Options	—	34	—		34
Common Stocks	—	—	0	*	0	*

Total Long-Term Investments	54,394	309,513,226	257,142		309,824,762

Short-Term Investments†	9,455,785	—	—		9,455,785

Total Investments	$9,510,179	$309,513,226	$257,142		$319,280,547

Other Financial Instruments:
Futures Contracts††	$1,377,598	—	—		$1,377,598
Forward Foreign Currency Contracts††	—	$792,201	—		792,201
Centrally Cleared Interest Rate Swaps††	—	4,924,769	—		4,924,769
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	585	—		585

Total Other Financial Instruments	$1,377,598	$5,717,555	—		$7,095,153

Total	$10,887,777	$315,230,781	$257,142		$326,375,700

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Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$93,713	—	—	$93,713
OTC Written Options	—	$75,392	—	75,392
Futures Contracts††	5,836,142	—	—	5,836,142
Forward Foreign Currency Contracts††	—	1,380,959	—	1,380,959
Centrally Cleared Interest Rate Swaps††	—	457,835	—	457,835
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	166,344	—	166,344

Total	$5,929,855	$2,080,530	—	$8,010,385

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2022. The following transactions were effected in such company for the period ended September 30, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$122,389,243	122,389,243	$112,933,458	112,933,458

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2022
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$59,402	—	$9,455,785

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